NET INCOME PER SHARE - Anti dilutive securities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
NET INCOME PER SHARE
Anti-dilutive securities excluded from the calculation of diluted net income per share	30,090	30,874	370,590
Dilutive effect	¥ 0